UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Equity Index 500 Fund

Investor Class (PREIX)

This semi-annual shareholder report contains important information about Equity Index 500 Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Index 500 Fund - Investor Class	$10	0.19%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$35,052,454
Number of Portfolio Holdings	507

Portfolio Turnover Rate	1.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	32.9%
Financials	14.0
Consumer Discretionary	10.4
Communication Services	9.8
Health Care	9.3
Industrials & Business Services	8.7
Consumer Staples	5.5
Energy	3.0
Utilities	2.3
Other	4.1

Top Ten Holdings (as a % of Net Assets)

NVIDIA	7.3%
Microsoft	7.0
Apple	5.8
Amazon.com	3.9
Alphabet	3.5
Meta Platforms	3.1
Broadcom	2.5
Berkshire Hathaway	1.7
Tesla	1.7
JPMorgan Chase	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F50-053 8/25

Equity Index 500 Fund

Investor Class (PREIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Equity Index 500 Fund

I Class (PRUIX)

This semi-annual shareholder report contains important information about Equity Index 500 Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Index 500 Fund - I Class	$3	0.05%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$35,052,454
Number of Portfolio Holdings	507

Portfolio Turnover Rate	1.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	32.9%
Financials	14.0
Consumer Discretionary	10.4
Communication Services	9.8
Health Care	9.3
Industrials & Business Services	8.7
Consumer Staples	5.5
Energy	3.0
Utilities	2.3
Other	4.1

Top Ten Holdings (as a % of Net Assets)

NVIDIA	7.3%
Microsoft	7.0
Apple	5.8
Amazon.com	3.9
Alphabet	3.5
Meta Platforms	3.1
Broadcom	2.5
Berkshire Hathaway	1.7
Tesla	1.7
JPMorgan Chase	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F528-053 8/25

Equity Index 500 Fund

I Class (PRUIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Equity Index 500 Fund

Z Class (TRHZX)

This semi-annual shareholder report contains important information about Equity Index 500 Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Index 500 Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$35,052,454
Number of Portfolio Holdings	507

Portfolio Turnover Rate	1.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	32.9%
Financials	14.0
Consumer Discretionary	10.4
Communication Services	9.8
Health Care	9.3
Industrials & Business Services	8.7
Consumer Staples	5.5
Energy	3.0
Utilities	2.3
Other	4.1

Top Ten Holdings (as a % of Net Assets)

NVIDIA	7.3%
Microsoft	7.0
Apple	5.8
Amazon.com	3.9
Alphabet	3.5
Meta Platforms	3.1
Broadcom	2.5
Berkshire Hathaway	1.7
Tesla	1.7
JPMorgan Chase	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1251-053 8/25

Equity Index 500 Fund

Z Class (TRHZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PREIX Equity Index 500 Fund
PRUIX Equity Index 500 Fund–
.
I Class
TRHZX Equity Index 500 Fund–
.
Z Class

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 154.60 $ 125.41 $ 100.94 $ 125.31 $ 99.17 $ 85.83
Investment
activities
Net investment
income
(1)(2)
0.85 1.69 1.65 1.50 1.36 1.52
Net realized and
unrealized gain/
loss 8.53 29.30 24.48 (24.35) 26.74 13.77
Total from
investment
activities 9.38 30.99 26.13 (22.85) 28.10 15.29
Distributions
Net investment
income (0.83) (1.74) (1.66) (1.52) (1.44) (1.55)
Net realized gain — (0.06) — — (0.52) (0.40)
Total distributions (0.83) (1.80) (1.66) (1.52) (1.96) (1.95)
NET ASSET
VALUE
End of period $ 163.15 $ 154.60 $ 125.41 $ 100.94 $ 125.31 $ 99.17

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
6.09% 24.78% 26.06% (18.28)% 28.50% 18.19%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.19%
(4)
0.18% 0.19% 0.20% 0.16% 0.19%
Net expenses
after waivers/
payments by
Price Associates 0.19%
(4)
0.18% 0.19% 0.20% 0.16% 0.19%
Net investment
income 1.12%
(4)
1.19% 1.46% 1.38% 1.21% 1.82%
Portfolio turnover
rate 1.4% 3.6% 5.8% 3.1% 3.1% 13.6%
Net assets, end of
period (in millions) $8,303 $8,258 $7,218 $5,704 $11,145 $9,002
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 154.62 $ 125.41 $ 100.93 $ 125.32 $ 99.16 $ 85.84
Investment
activities
Net investment
income
(1)(2)
0.96 1.89 1.80 1.68 1.47 1.54
Net realized and
unrealized gain/
loss 8.53 29.30 24.49 (24.36) 26.75 13.85
Total from
investment
activities 9.49 31.19 26.29 (22.68) 28.22 15.39
Distributions
Net investment
income (0.94) (1.92) (1.81) (1.71) (1.54) (1.67)
Net realized gain — (0.06) — — (0.52) (0.40)
Total distributions (0.94) (1.98) (1.81) (1.71) (2.06) (2.07)
NET ASSET
VALUE
End of period $ 163.17 $ 154.62 $ 125.41 $ 100.93 $ 125.32 $ 99.16

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
6.17% 24.95% 26.23% (18.15)% 28.63% 18.34%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.08%
(4)
0.08% 0.08% 0.08% 0.10% 0.07%
Net expenses
after waivers/
payments by
Price Associates 0.05%
(4)
0.05% 0.05% 0.05% 0.06% 0.06%
Net investment
income 1.26%
(4)
1.32% 1.60% 1.57% 1.31% 1.88%
Portfolio turnover
rate 1.4% 3.6% 5.8% 3.1% 3.1% 13.6%
Net assets, end of
period (in millions) $11,565 $10,824 $7,970 $6,020 $3,507 $3,232
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 154.58 $ 125.38 $ 100.90 $ 125.27 $ 99.13 $ 63.64
Investment
activities
Net investment
income
(2)(3)
0.99 1.96 1.86 1.71 1.54 1.40
Net realized and
unrealized gain/
loss 8.54 29.29 24.48 (24.34) 26.73 36.19
Total from
investment
activities 9.53 31.2 5 26.34 (22.63) 28.27 37.59
Distributions
Net investment
income (0.98) (1.99) (1.86) (1.74) (1.61) (1.70)
Net realized gain — (0.06) — — (0.52) (0.40)
Total distributions (0.98) (2.05) (1.86) (1.74) (2.13) (2.10)
NET ASSET
VALUE
End of period $ 163.13 $ 154.58 $ 125.38 $ 100.90 $ 125.27 $ 99.13

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(3)(4)
6.19% 25.01% 26.30% (18.11)% 28.70% 59.62%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0.05%
(5)
0.05% 0.05% 0.05% 0.06% 0.06%
(5)
Net expenses
after waivers/
payments by
Price Associates 0.00%
(5)
0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment
income 1.31%
(5)
1.37% 1.65% 1.57% 1.37% 2.03%
(5)
Portfolio turnover
rate 1.4% 3.6% 5.8% 3.1% 3.1% 13.6%
Net assets, end of
period (in millions) $15,184 $14,975 $13,269 $11,283 $19,852 $21,289
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Equity Index 500 Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.8%
COMMUNICATION SERVICES  9.8%
Diversified Telecommunication Services  0.7%
AT&T  4,791,821 138,675
Verizon Communications  2,807,592 121,485
260,160
Entertainment  1.8%
Electronic Arts  151,964 24,269
Live Nation Entertainment (1) 104,884 15,867
Netflix (1) 283,403 379,514
Take-Two Interactive Software (1) 112,462 27,311
TKO Group Holdings  44,088 8,022
Walt Disney  1,199,533 148,754
Warner Bros Discovery (1) 1,494,180 17,123
620,860
Interactive Media & Services  6.6%
Alphabet, Class A  3,875,756 683,024
Alphabet, Class C  3,126,403 554,593
Match Group  163,556 5,052
Meta Platforms, Class A  1,445,848 1,067,166
2,309,835
Media  0.5%
Charter Communications, Class A (1) 64,334 26,300
Comcast, Class A  2,480,124 88,516
Fox, Class A  146,618 8,216
Fox, Class B  87,136 4,499
Interpublic Group  244,495 5,985
News, Class A  250,266 7,438
News, Class B (2) 74,676 2,562
Omnicom Group (2) 130,220 9,368
Paramount Global, Class B  393,144 5,072
157,956
Wireless Telecommunication Services  0.2%
T-Mobile U.S.  318,001 75,767
75,767
Total Communication Services 3,424,578

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY  10.4%
Automobile Components  0.0%
Aptiv (1) 144,994 9,891
9,891
Automobiles  1.9%
Ford Motor  2,576,186 27,951
General Motors  640,255 31,507
Tesla (1) 1,866,111 592,789
652,247
Broadline Retail  4.0%
Amazon.com (1) 6,292,145 1,380,434
eBay  306,997 22,859
1,403,293
Distributors  0.1%
Genuine Parts  92,175 11,182
LKQ  174,880 6,472
Pool  25,125 7,323
24,977
Hotels, Restaurants & Leisure  2.1%
Airbnb, Class A (1) 287,069 37,991
Booking Holdings  21,669 125,447
Caesars Entertainment (1) 140,173 3,980
Carnival (1) 692,609 19,476
Chipotle Mexican Grill (1) 900,052 50,538
Darden Restaurants  77,444 16,880
Domino's Pizza  23,133 10,424
DoorDash, Class A (1) 228,327 56,285
Expedia Group  81,802 13,798
Hilton Worldwide Holdings  158,293 42,160
Las Vegas Sands  226,045 9,835
Marriott International, Class A  151,947 41,513
McDonald's  475,507 138,929
MGM Resorts International (1) 137,738 4,737
Norwegian Cruise Line Holdings (1) 298,093 6,045
Royal Caribbean Cruises  166,374 52,098
Starbucks  754,432 69,129
Wynn Resorts  58,627 5,492
Yum! Brands  184,673 27,365
732,122
Household Durables  0.3%
DR Horton  184,107 23,735

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Garmin  101,680 21,223
Lennar, Class A  155,642 17,215
Mohawk Industries (1) 35,522 3,724
NVR (1) 1,947 14,380
PulteGroup  134,714 14,207
94,484
Leisure Products  0.0%
Hasbro  85,784 6,333
6,333
Specialty Retail  1.7%
AutoZone (1) 11,144 41,369
Best Buy  129,641 8,703
CarMax (1) 103,480 6,955
Home Depot  661,893 242,677
Lowe's  372,729 82,697
O'Reilly Automotive (1) 571,980 51,553
Ross Stores  218,749 27,908
TJX  743,513 91,816
Tractor Supply  353,215 18,639
Ulta Beauty (1) 30,065 14,065
Williams-Sonoma  81,801 13,364
599,746
Textiles, Apparel & Luxury Goods  0.3%
Deckers Outdoor (1) 101,882 10,501
Lululemon Athletica (1) 74,651 17,735
NIKE, Class B  784,463 55,728
Ralph Lauren  26,344 7,226
Tapestry  136,371 11,975
103,165
Total Consumer Discretionary 3,626,258
CONSUMER STAPLES  5.5%
Beverages  1.1%
Brown-Forman, Class B  124,384 3,347
Coca-Cola  2,579,575 182,505
Constellation Brands, Class A  103,455 16,830
Keurig Dr Pepper  900,349 29,766
Molson Coors Beverage, Class B  113,531 5,460
Monster Beverage (1) 464,850 29,118
PepsiCo  911,590 120,366
387,392

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Consumer Staples Distribution & Retail  2.0%
Costco Wholesale  295,465 292,493
Dollar General  145,364 16,627
Dollar Tree (1) 133,375 13,209
Kroger  407,943 29,262
Sysco  326,222 24,708
Target  303,721 29,962
Walgreens Boots Alliance  471,556 5,413
Walmart  2,879,304 281,538
693,212
Food Products  0.6%
Archer-Daniels-Midland  320,254 16,903
Bunge Global  88,269 7,086
Conagra Brands  315,997 6,468
General Mills  367,868 19,059
Hershey  98,422 16,333
Hormel Foods  197,279 5,968
J M Smucker  71,655 7,037
Kellanova  177,569 14,122
Kraft Heinz  576,371 14,882
Lamb Weston Holdings  94,312 4,890
McCormick  169,164 12,826
Mondelez International, Class A  858,946 57,927
The Campbell's Company  133,796 4,101
Tyson Foods, Class A  191,467 10,711
198,313
Household Products  1.0%
Church & Dwight  163,782 15,741
Clorox  82,280 9,879
Colgate-Palmolive  538,716 48,969
Kimberly-Clark  220,195 28,388
Procter & Gamble  1,561,318 248,749
351,726
Personal Care Products  0.1%
Estee Lauder, Class A  155,209 12,541
Kenvue  1,270,661 26,595
39,136
Tobacco  0.7%
Altria Group  1,125,725 66,001

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Philip Morris International  1,036,543 188,786
254,787
Total Consumer Staples 1,924,566
ENERGY  3.0%
Energy Equipment & Services  0.2%
Baker Hughes  659,737 25,294
Halliburton  576,171 11,742
Schlumberger  905,782 30,616
67,652
Oil, Gas & Consumable Fuels  2.8%
APA  251,018 4,591
Chevron  1,081,579 154,871
ConocoPhillips  840,686 75,443
Coterra Energy  508,284 12,900
Devon Energy  427,598 13,602
Diamondback Energy  124,534 17,111
EOG Resources  363,460 43,473
EQT  397,416 23,177
Expand Energy  144,216 16,865
Exxon Mobil  2,870,190 309,407
Hess  183,088 25,365
Kinder Morgan  1,282,298 37,700
Marathon Petroleum  204,585 33,984
Occidental Petroleum  471,867 19,823
ONEOK  415,965 33,955
Phillips 66  273,828 32,668
Targa Resources  145,268 25,288
Texas Pacific Land (2) 12,534 13,241
Valero Energy  209,530 28,165
Williams  809,537 50,847
972,476
Total Energy 1,040,128
FINANCIALS  14.0%
Banks  3.6%
Bank of America  4,363,709 206,491
Citigroup  1,246,912 106,137
Citizens Financial Group  289,829 12,970
Fifth Third Bancorp  445,633 18,329
Huntington Bancshares  960,460 16,097
JPMorgan Chase  1,850,702 536,537
KeyCorp  656,049 11,428

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
M&T Bank  106,893 20,736
PNC Financial Services Group  262,936 49,017
Regions Financial  608,502 14,312
Truist Financial  872,262 37,499
U.S. Bancorp  1,035,392 46,851
Wells Fargo  2,167,081 173,627
1,250,031
Capital Markets  3.4%
Ameriprise Financial  63,790 34,047
Bank of New York Mellon  476,576 43,421
Blackrock  96,708 101,471
Blackstone  486,154 72,719
Cboe Global Markets  69,173 16,132
Charles Schwab  1,137,389 103,775
CME Group  239,350 65,970
Coinbase Global, Class A (1) 140,783 49,343
FactSet Research Systems  25,511 11,411
Franklin Resources  208,394 4,970
Goldman Sachs Group  204,336 144,619
Intercontinental Exchange  381,641 70,020
Invesco  305,034 4,810
KKR  450,765 59,965
MarketAxess Holdings  24,936 5,569
Moody's  102,765 51,546
Morgan Stanley  822,358 115,837
MSCI  51,471 29,685
Nasdaq  274,034 24,504
Northern Trust  130,213 16,510
Raymond James Financial  121,960 18,705
S&P Global  209,349 110,388
State Street  191,987 20,416
T. Rowe Price Group (3) 148,086 14,290
1,190,123
Consumer Finance  0.6%
American Express  368,858 117,658
Capital One Financial  425,948 90,625
Synchrony Financial  257,867 17,210
225,493
Financial Services  4.3%
Apollo Global Management  300,657 42,654
Berkshire Hathaway, Class B (1) 1,221,152 593,199
Corpay (1) 46,358 15,382

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Fidelity National Information Services  351,057 28,580
Fiserv (1) 369,218 63,657
Global Payments  164,466 13,164
Jack Henry & Associates  48,255 8,694
Mastercard, Class A  540,570 303,768
PayPal Holdings (1) 647,646 48,133
Visa, Class A  1,139,409 404,547
1,521,778
Insurance  2.1%
Aflac  324,032 34,172
Allstate  175,949 35,420
American International Group  383,799 32,849
Aon, Class A  143,624 51,239
Arch Capital Group  247,908 22,572
Arthur J Gallagher  170,546 54,595
Assurant  33,766 6,668
Brown & Brown  186,168 20,640
Chubb  248,178 71,902
Cincinnati Financial  103,345 15,390
Erie Indemnity, Class A  16,656 5,776
Everest Group  28,289 9,614
Globe Life  55,632 6,915
Hartford Insurance Group  191,840 24,339
Loews  117,101 10,734
Marsh & McLennan  328,126 71,742
MetLife  375,515 30,199
Principal Financial Group  139,604 11,089
Progressive  389,345 103,901
Prudential Financial  234,485 25,193
Travelers  150,448 40,251
W R Berkley  198,326 14,571
Willis Towers Watson  66,455 20,369
720,140
Total Financials 4,907,565
HEALTH CARE  9.3%
Biotechnology  1.6%
AbbVie  1,176,313 218,347
Amgen  358,078 99,979
Biogen (1) 97,238 12,212
Gilead Sciences  827,853 91,784
Incyte (1) 106,350 7,242
Moderna (1) 224,065 6,182

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Regeneron Pharmaceuticals  69,156 36,307
Vertex Pharmaceuticals (1) 171,010 76,134
548,187
Health Care Equipment & Supplies  2.3%
Abbott Laboratories  1,158,622 157,584
Align Technology (1) 46,303 8,767
Baxter International  338,402 10,247
Becton Dickinson & Company  190,400 32,797
Boston Scientific (1) 985,218 105,822
Cooper (1) 132,254 9,411
Dexcom (1) 259,301 22,634
Edwards Lifesciences (1) 391,002 30,580
GE HealthCare Technologies  302,734 22,424
Hologic (1) 147,594 9,617
IDEXX Laboratories (1) 53,556 28,724
Insulet (1) 46,864 14,724
Intuitive Surgical (1) 238,683 129,703
Medtronic  854,094 74,451
ResMed  97,275 25,097
Solventum (1) 91,485 6,938
STERIS  64,927 15,597
Stryker  229,048 90,618
Zimmer Biomet Holdings  131,996 12,039
807,774
Health Care Providers & Services  1.8%
Cardinal Health  160,962 27,042
Cencora  114,344 34,286
Centene (1) 327,987 17,803
Cigna Group  177,900 58,810
CVS Health  842,423 58,110
DaVita (1) 29,522 4,206
Elevance Health  150,458 58,522
HCA Healthcare  115,349 44,190
Henry Schein (1) 81,687 5,967
Humana  80,523 19,686
Labcorp Holdings  55,481 14,564
McKesson  83,327 61,060
Molina Healthcare (1) 36,790 10,960
Quest Diagnostics  73,238 13,156
UnitedHealth Group  604,098 188,461
Universal Health Services, Class B  39,508 7,157
623,980

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services  0.8%
Agilent Technologies  189,986 22,420
Bio-Techne  107,217 5,516
Charles River Laboratories International (1) 33,797 5,128
Danaher  425,117 83,978
IQVIA Holdings (1) 111,505 17,572
Mettler-Toledo International (1) 13,902 16,331
Revvity  79,876 7,726
Thermo Fisher Scientific  251,387 101,927
Waters (1) 39,745 13,872
West Pharmaceutical Services  48,006 10,504
284,974
Pharmaceuticals  2.8%
Bristol-Myers Squibb  1,355,236 62,734
Eli Lilly  523,840 408,349
Johnson & Johnson  1,602,294 244,750
Merck  1,672,189 132,370
Pfizer  3,786,098 91,775
Viatris  790,105 7,056
Zoetis  297,274 46,360
993,394
Total Health Care 3,258,309
INDUSTRIALS & BUSINESS SERVICES  8.7%
Aerospace & Defense  2.2%
Axon Enterprise (1) 49,251 40,777
Boeing (1) 502,120 105,209
General Dynamics  168,510 49,148
General Electric  710,147 182,785
Howmet Aerospace  268,838 50,039
Huntington Ingalls Industries  25,885 6,250
L3Harris Technologies  125,020 31,360
Lockheed Martin  139,146 64,444
Northrop Grumman  90,360 45,178
RTX  889,661 129,908
Textron  121,258 9,736
TransDigm Group  37,248 56,641
771,475
Air Freight & Logistics  0.3%
CH Robinson Worldwide  79,842 7,661
Expeditors International of Washington  92,170 10,530
FedEx  146,926 33,398

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
United Parcel Service, Class B  485,696 49,026
100,615
Building Products  0.6%
A.O. Smith  77,353 5,072
Allegion  57,344 8,264
Builders FirstSource (1) 76,235 8,896
Carrier Global  530,950 38,860
Johnson Controls International  438,381 46,302
Lennox International  21,397 12,266
Masco  141,216 9,089
Trane Technologies  148,966 65,159
193,908
Commercial Services & Supplies  0.6%
Cintas  227,725 50,753
Copart (1) 580,388 28,480
Republic Services  134,502 33,169
Rollins  187,361 10,571
Veralto  163,300 16,485
Waste Management  243,860 55,800
195,258
Construction & Engineering  0.1%
Quanta Services  98,691 37,313
37,313
Electrical Equipment  0.9%
AMETEK  153,281 27,738
Eaton  260,581 93,025
Emerson Electric  374,474 49,929
GE Vernova  181,757 96,177
Generac Holdings (1) 39,406 5,643
Hubbell  35,868 14,649
Rockwell Automation  74,891 24,876
312,037
Ground Transportation  0.9%
CSX  1,250,994 40,820
JB Hunt Transport Services  52,597 7,553
Norfolk Southern  150,210 38,449
Old Dominion Freight Line  124,329 20,179
Uber Technologies (1) 1,392,587 129,928
Union Pacific  397,881 91,545
328,474

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Industrial Conglomerates  0.6%
3M  360,451 54,875
Honeywell International  427,986 99,670
Roper Technologies  71,149 40,330
194,875
Machinery  1.5%
Caterpillar  313,200 121,587
Cummins  91,666 30,021
Deere  168,247 85,552
Dover  91,036 16,681
Fortive  226,852 11,826
IDEX  50,039 8,785
Illinois Tool Works  177,360 43,852
Ingersoll Rand  267,382 22,241
Nordson  35,824 7,680
Otis Worldwide  262,669 26,010
PACCAR  347,728 33,055
Parker-Hannifin  85,520 59,733
Pentair  110,248 11,318
Snap-on  34,733 10,808
Stanley Black & Decker  102,054 6,914
Westinghouse Air Brake Technologies  113,395 23,739
Xylem  160,787 20,799
540,601
Passenger Airlines  0.1%
Delta Air Lines  434,825 21,385
Southwest Airlines (2) 379,495 12,311
United Airlines Holdings (1) 218,779 17,421
51,117
Professional Services  0.6%
Automatic Data Processing  270,266 83,350
Broadridge Financial Solutions  78,028 18,963
Dayforce (1) 107,140 5,935
Equifax  82,787 21,472
Jacobs Solutions  81,222 10,677
Leidos Holdings  86,526 13,650
Paychex  212,516 30,913
Paycom Software  31,765 7,350
Verisk Analytics  93,747 29,202
221,512

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Trading Companies & Distributors  0.3%
Fastenal  759,356 31,893
United Rentals  43,357 32,665
WW Grainger  29,385 30,568
95,126
Total Industrials & Business Services 3,042,311
INFORMATION TECHNOLOGY  32.9%
Communications Equipment  0.9%
Arista Networks (1) 686,087 70,194
Cisco Systems  2,649,293 183,808
F5 (1) 38,226 11,251
Juniper Networks  219,270 8,755
Motorola Solutions  110,982 46,663
320,671
Electronic Equipment, Instruments & Components  0.7%
Amphenol, Class A  804,529 79,447
CDW  88,062 15,727
Corning  511,722 26,912
Jabil  72,978 15,917
Keysight Technologies (1) 115,070 18,855
Ralliant (1) 75,617 3,667
TE Connectivity  197,831 33,368
Teledyne Technologies (1) 30,976 15,869
Trimble (1) 163,104 12,393
Zebra Technologies, Class A (1) 34,052 10,500
232,655
IT Services  1.1%
Accenture, Class A  416,894 124,606
Akamai Technologies (1) 101,151 8,068
Cognizant Technology Solutions, Class A  327,297 25,539
EPAM Systems (1) 37,125 6,564
Gartner (1) 50,980 20,607
GoDaddy, Class A (1) 93,356 16,810
International Business Machines  618,920 182,445
VeriSign  54,177 15,646
400,285
Semiconductors & Semiconductor Equipment  12.7%
Advanced Micro Devices (1) 1,079,753 153,217
Analog Devices  329,553 78,440
Applied Materials  539,848 98,830
Broadcom  3,131,204 863,116

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Enphase Energy (1) 88,881 3,524
First Solar (1) 71,057 11,763
Intel  2,904,819 65,068
KLA  88,268 79,065
Lam Research  852,701 83,002
Microchip Technology  358,166 25,204
Micron Technology  744,233 91,727
Monolithic Power Systems  31,915 23,342
NVIDIA  16,240,588 2,565,851
NXP Semiconductors  168,561 36,829
ON Semiconductor (1) 278,114 14,576
QUALCOMM  730,659 116,365
Skyworks Solutions  99,976 7,450
Teradyne  107,795 9,693
Texas Instruments  605,050 125,620
4,452,682
Software  11.3%
Adobe (1) 283,822 109,805
ANSYS (1) 58,336 20,489
Autodesk (1) 142,676 44,168
Cadence Design Systems (1) 182,147 56,129
Crowdstrike Holdings, Class A (1) 165,867 84,478
Fair Isaac (1) 16,209 29,629
Fortinet (1) 422,447 44,661
Gen Digital  362,804 10,666
Intuit  186,170 146,633
Microsoft  4,949,609 2,461,985
Oracle  1,083,117 236,802
Palantir Technologies, Class A (1) 1,416,536 193,102
Palo Alto Networks (1) 439,803 90,001
PTC (1) 80,448 13,864
Salesforce  638,949 174,235
ServiceNow (1) 137,849 141,720
Synopsys (1) 102,607 52,605
Tyler Technologies (1) 28,288 16,770
Workday, Class A (1) 144,265 34,624
3,962,366
Technology Hardware, Storage & Peripherals  6.2%
Apple  9,946,326 2,040,688
Dell Technologies, Class C  199,502 24,459
Hewlett Packard Enterprise  867,757 17,746
HP  623,764 15,257
NetApp  134,227 14,302

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Seagate Technology Holdings  140,768 20,317
Super Micro Computer (1)(2) 341,801 16,752
Western Digital  229,419 14,680
2,164,201
Total Information Technology 11,532,860
MATERIALS  1.8%
Chemicals  1.2%
Air Products & Chemicals  147,731 41,669
Albemarle (2) 77,687 4,869
CF Industries Holdings  107,888 9,926
Corteva  455,156 33,923
Dow  464,411 12,297
DuPont de Nemours  278,803 19,123
Eastman Chemical  77,436 5,781
Ecolab  167,353 45,091
International Flavors & Fragrances  170,970 12,575
Linde  313,472 147,075
LyondellBasell Industries, Class A  173,375 10,031
Mosaic  208,434 7,604
PPG Industries  153,923 17,509
Sherwin-Williams  153,885 52,838
420,311
Construction Materials  0.1%
Martin Marietta Materials  40,564 22,268
Vulcan Materials  88,077 22,972
45,240
Containers & Packaging  0.2%
Amcor  1,528,276 14,045
Avery Dennison  53,886 9,455
Ball  184,743 10,362
International Paper  350,776 16,427
Packaging Corp. of America  59,542 11,221
Smurfit WestRock  328,211 14,162
75,672
Metals & Mining  0.3%
Freeport-McMoRan  954,253 41,367
Newmont  741,186 43,181
Nucor  156,246 20,240
Steel Dynamics  94,013 12,035
116,823
Total Materials 658,046

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  2.1%
Health Care Real Estate Investment Trusts  0.3%
Alexandria Real Estate Equities, REIT  101,673 7,384
Healthpeak Properties, REIT  471,086 8,249
Ventas, REIT  300,536 18,979
Welltower, REIT  413,716 63,601
98,213
Hotel & Resort Real Estate Investment Trusts  0.0%
Host Hotels & Resorts, REIT  467,079 7,174
7,174
Industrial Real Estate Investment Trusts  0.2%
Prologis, REIT  615,625 64,714
64,714
Office Real Estate Investment Trusts  0.0%
BXP, REIT  96,341 6,500
6,500
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 196,963 27,599
CoStar Group (1) 281,373 22,622
50,221
Residential Real Estate Investment Trusts  0.3%
AvalonBay Communities, REIT  94,571 19,245
Camden Property Trust, REIT  70,576 7,953
Equity Residential, REIT  225,617 15,227
Essex Property Trust, REIT  42,956 12,174
Invitation Homes, REIT  375,841 12,328
Mid-America Apartment Communities, REIT  78,402 11,604
UDR, REIT  197,715 8,073
86,604
Retail Real Estate Investment Trusts  0.3%
Federal Realty Investment Trust, REIT  50,865 4,832
Kimco Realty, REIT  456,865 9,603
Realty Income, REIT  601,394 34,647
Regency Centers, REIT  107,106 7,629
Simon Property Group, REIT  203,622 32,734
89,445
Specialized Real Estate Investment Trusts  0.9%
American Tower, REIT  310,369 68,598
Crown Castle, REIT  288,056 29,592
Digital Realty Trust, REIT  209,758 36,567

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Equinix, REIT  65,141 51,818
Extra Space Storage, REIT  141,503 20,863
Iron Mountain, REIT  195,918 20,095
Public Storage, REIT  104,492 30,660
SBA Communications, REIT  71,673 16,832
VICI Properties, REIT  703,906 22,947
Weyerhaeuser, REIT  485,589 12,475
310,447
Total Real Estate 713,318
UTILITIES  2.3%
Electric Utilities  1.5%
Alliant Energy  170,166 10,290
American Electric Power  354,037 36,735
Constellation Energy  207,770 67,060
Duke Energy  515,976 60,885
Edison International  257,615 13,293
Entergy  297,231 24,706
Evergy  152,540 10,515
Eversource Energy  245,394 15,612
Exelon  667,308 28,974
FirstEnergy  338,651 13,634
NextEra Energy  1,370,919 95,169
NRG Energy  130,197 20,907
PG&E  1,463,406 20,400
Pinnacle West Capital  79,512 7,114
PPL  491,135 16,645
Southern  731,901 67,210
Xcel Energy  379,972 25,876
535,025
Gas Utilities  0.0%
Atmos Energy  104,901 16,166
16,166
Independent Power & Renewable Electricity
Producers  0.1%
AES  464,500 4,886
Vistra  225,735 43,750
48,636
Multi-Utilities  0.6%
Ameren  178,464 17,140
CenterPoint Energy  432,328 15,884
CMS Energy  199,914 13,850

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Consolidated Edison  239,934 24,077
Dominion Energy  567,905 32,098
DTE Energy  138,229 18,310
NiSource  309,945 12,503
Public Service Enterprise Group  330,159 27,793
Sempra  434,304 32,907
WEC Energy Group  210,839 21,969
216,531
Water Utilities  0.1%
American Water Works  130,006 18,085
18,085
Total Utilities 834,443
Total Common Stocks (Cost $9,119,480) 34,962,382
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 4.37% (3)(4) 69,361,527 69,362
Total Short-Term Investments (Cost $69,362) 69,362
SECURITIES LENDING COLLATERAL  0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.37% (3)(4) 3,307,520 3,308
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank And Trust
Company 3,308
Total Securities Lending Collateral (Cost $3,308) 3,308
Total Investments in Securities
100.0% of Net Assets
(Cost $9,192,150) $ 35,035,052
‡ Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4. All or a portion of this security is on loan at June 30, 2025.
(3) Affiliated Companies
(4) Seven-day yield

T. ROWE PRICE Equity Index 500 Fund

.
.
.
.
.
.
.
.
.
.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 272 S&P 500 E-Mini Index contracts 9/25 85,051 $ 2,614
Net payments (receipts) of variation margin to date (2,206)
Variation margin receivable (payable) on open futures contracts $ 408

T. ROWE PRICE Equity Index 500 Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ 159 $ (2,695) $ 381
T. Rowe Price Government Reserve Fund,
4.37% — — 1,040++
Totals $ 159# $ (2,695) $ 1,421+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Group  $ 17,184 $ — $ 199 $ 14,290
T. Rowe Price Government
Reserve Fund, 4.37% 116,950  ¤  ¤ 72,670
Total $ 86,960^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $1,421 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $79,179.

T. ROWE PRICE Equity Index 500 Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $9,192,150) $ 35,035,052
Receivable for shares sold 39,612
Dividends receivable 17,619
Cash deposits on futures contracts 5,859
Cash 420
Variation margin receivable on futures contracts 408
Due from affiliates 273
Other assets 149
Total assets 35,099,392
Liabilities
Payable for shares redeemed 41,344
Obligation to return securities lending collateral 3,308
Investment management fees payable 1,399
Payable to directors 26
Other liabilities 861
Total liabilities 46,938
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 35,052,454

T. ROWE PRICE Equity Index 500 Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 26,275,212
Paid-in capital applicable to 214,850,560 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 8,777,242
NET ASSETS $ 35,052,454
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $8,303,007; Shares outstanding: 50,891,796) $ 163.15
I Class
(Net assets: $11,564,874; Shares outstanding:
70,878,322) $ 163.17
Z Class
(Net assets: $15,184,573; Shares outstanding:
93,080,442) $ 163.13

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $52) $ 216,713
Securities lending 17
Other 109
Total income 216,839
Expenses
Investment management 8,277
Shareholder servicing
Investor Class $ 5,434
I Class 1,319 6,753
Prospectus and shareholder reports
Investor Class 50
I Class 11
Z Class 2 63
Custody and accounting 383
Registration 95
Directors 54
Legal and audit 18
Miscellaneous 49
Waived / paid by Price Associates (5,420)
Total expenses 10,272
Net investment income 206,567

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 520,300
Futures (1,991)
Net realized gain 518,309
Change in net unrealized gain / loss
Securities 1,301,672
Futures 4,887
Change in net unrealized gain / loss 1,306,559
Net realized and unrealized gain / loss 1,824,868
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,031,435

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 206,567 $ 418,521
Net realized gain 518,309 776,523
Change in net unrealized gain / loss 1,306,559 5,770,942
Increase in net assets from operations 2,031,435 6,965,986
Distributions to shareholders
Net earnings
Investor Class (42,371) (98,418)
I Class (66,382) (134,132)
Z Class (92,300) (205,466)
Decrease in net assets from distributions (201,053) (438,016)
Capital share transactions
*
Shares sold
Investor Class 716,193 1,449,435
I Class 801,956 1,875,658
Z Class 819,315 1,694,234
Distributions reinvested
Investor Class 40,104 93,564
I Class 61,743 124,990
Z Class 92,300 205,466
Shares redeemed
Investor Class (1,140,248) (2,116,744)
I Class (725,637) (1,085,103)
Z Class (1,500,688) (3,168,940)
Decrease in net assets from capital share
transactions (834,962) (927,440)

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Net Assets
Increase during period 995,420 5,600,530
Beginning of period 34,057,034 28,456,504
End of period $ 35,052,454 $ 34,057,034
*Share information (000s)
Shares sold
Investor Class 4,695 10,205
I Class 5,245 13,170
Z Class 5,414 12,363
Distributions reinvested
Investor Class 258 632
I Class 397 843
Z Class 594 1,389
Shares redeemed
Investor Class (7,476) (14,976)
I Class (4,765) (7,566)
Z Class (9,803) (22,705)
Decrease in shares outstanding (5,441) (6,645)

T. ROWE PRICE Equity Index 500 Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund
(the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index
(for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks. The fund has three classes of shares: the
Equity Index 500 Fund (Investor Class), the Equity Index 500 Fund–I Class
(I Class) and the Equity Index 500 Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred,

T. ROWE PRICE Equity Index 500 Fund

are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2025, the fund realized $109,318,000 of net gain on
$139,211,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency

T. ROWE PRICE Equity Index 500 Fund

of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Equity Index 500 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies

T. ROWE PRICE Equity Index 500 Fund

for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On June 30, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.

T. ROWE PRICE Equity Index 500 Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 2,614
*
Total $ 2,614
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ (1,991)
Total $ (1,991)
Change in Unrealized
Gain (Loss)
Equity derivatives $ 4,887
Total $ 4,887

T. ROWE PRICE Equity Index 500 Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2025, cash of $5,859,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures

T. ROWE PRICE Equity Index 500 Fund

markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2025, the value of loaned securities was $3,241,000; the value of cash collateral and related investments was $3,308,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $458,588,000 and
$1,132,653,000, respectively, for the six months ended June 30, 2025.

T. ROWE PRICE Equity Index 500 Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $9,336,078,000. Net unrealized gain aggregated $25,701,588,000 at period-end, of which $26,266,370,000 related to appreciated investments and $564,782,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Equity Index 500 Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.05% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at

T. ROWE PRICE Equity Index 500 Fund

the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/
paid by Price Associates in the amount of $6,868,000 remain subject to repayment by the fund at June 30, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended June 30,
2025, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $3,152,000 for T. Rowe Price Services, Inc.; and $962,000
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.21% 0.00% 0.00%
Expense limitation date 02/29/28 02/29/28 N/A
(Waived)/repaid during the period ($000s) $— $(1,520) $(3,900)

T. ROWE PRICE Equity Index 500 Fund

for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2025, the fund was charged $436,000 for shareholder servicing costs related to the college savings plans, of which $165,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2025, approximately 21% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
Consistent with its investment objective, the fund may invest in T. Rowe Price
Group, Inc. Additionally, the fund may invest its cash reserves in certain open-
end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are
offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available

T. ROWE PRICE Equity Index 500 Fund

for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Equity Index 500 Fund

NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Equity Index 500 Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The
independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE Equity Index 500 Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted
that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.

T. ROWE PRICE Equity Index 500 Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the
Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets.
The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee

T. ROWE PRICE Equity Index 500 Fund

rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

T. ROWE PRICE Equity Index 500 Fund

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F50-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025